Basic and Diluted Net Loss Per Share - Potential Shares of Common Stock Excluded from Diluted Weighted-Average Common Shares Outstanding (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	11,763	39,415	33,132
Conversion Of Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share		30,369	27,272
Conversion Of Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	502	337	181
Repurchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	37	100	58
Employee Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	11,224	8,609	5,621